Commitments and Contingencies.	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Commitments and Contingencies.

NOTE 10. LITIGATION AND CONTINGENCIES

Compliance

The health care industry is subject to numerous laws and regulations of federal, state, and local governments. Compliance with these laws and regulations, specifically those related to the Medicare and Medicaid programs, can be subject to government review and interpretation, as well as regulatory actions unknown and not yet asserted at this time. Management believes that the Company is in substantial compliance with current laws and regulations.

Risk Management

The Company is exposed to various risks of loss from torts; theft of, damage to, and destruction of assets; business interruption; errors and omissions; employment practices; employee injuries; and natural disasters. These risks are covered by commercial insurance purchased from independent third parties.

Litigation

The Company is involved in various legal actions arising in the normal course of business. In consultation with legal counsel, management estimates that these matters will be resolved without material adverse effect on the Company’s financial position.

NOTE 12. LITIGATION AND CONTINGENCIES

Compliance

The health care industry is subject to numerous laws and regulations of federal, state, and local governments. Compliance with these laws and regulations, specifically those related to the Medicare and Medicaid programs, can be subject to government review and interpretation, as well as regulatory actions unknown and not yet asserted at this time. Management believes that the Company is in substantial compliance with current laws and regulations.

Risk Management

The Company is exposed to various risks of loss from torts; theft of, damage to, and destruction of assets; business interruption; errors and omissions; employment practices; employee injuries; and natural disasters. These risks are covered by commercial insurance purchased from independent third parties.

Litigation

The Company is involved in various legal actions arising in the normal course of business. In consultation with legal counsel, management estimates that these matters will be resolved without material adverse effect on the Company’s financial position.

Deerfield Healthcare Technology Acquisitions Corp
Commitments and Contingencies.

5.   Commitments and Contingencies.

Registration Rights

The initial stockholders and holders of the Private Placement Warrants are entitled registration rights pursuant to a registration rights agreement entered into on July 21, 2020. The initial stockholders and holders of the Private Placement Warrants are entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. In connection with the signing of the Business Combination Agreement, the Company entered into the Amended and Restated Registration Rights Agreement, which amended and restated in its entirety the existing registration rights agreement described above if the initial Business Combination is consummated.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,875,000 additional Units to cover any over-allotment, at the initial public offering price less the underwriting discounts and commissions. The warrants that would be issued in connection with the 1,875,000 over-allotment Units are identical to the public warrants and have no net cash settlement provisions. The underwriters fully exercised their over-allotment option on July 21, 2020.

The Company paid an underwriting discount of 2.0% of the per Unit offering price, or approximately $2.5 million in the aggregate at the closing of the Initial Public Offering, and agreed to pay an additional fee (the "Deferred Underwriting Fees") of 3.5% of the gross offering proceeds, or approximately $4.4 million in the aggregate upon the Company's completion of an Initial Business Combination. The Deferred Underwriting Fees will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination. With respect to the Affiliated Units, the underwriters received $0.10 per Unit paid upon the closing of the Initial Public Offering, and $0.175 per unit in the deferred underwriting commissions placed in the Trust Account.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company's financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 6 — Commitments and Contingencies

Registration Rights

The initial stockholders and holders of the Private Placement Warrants are entitled registration rights pursuant to a registration rights agreement entered into on July 21, 2020. The initial stockholders and holders of the Private Placement Warrants are entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. In connection with the signing of the Business Combination Agreement, the Company entered into the Amended and Restated Registration Rights Agreement, which amended and restated in its entirety the existing registration rights agreement described above if the initial Business Combination is consummated.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,875,000 additional Units to cover any over-allotment, at the initial public offering price less the underwriting discounts and commissions. The warrants that would be issued in connection with the 1,875,000 over-allotment Units are identical to the public warrants and have no net cash settlement provisions. The underwriters fully exercised their over-allotment option on July 21, 2020.

The Company paid an underwriting discount of 2.0% of the per Unit offering price, or approximately $2.5 million in the aggregate at the closing of the Initial Public Offering and agreed to pay an additional fee (the “Deferred Underwriting Fees”) of 3.5% of the gross offering proceeds, or approximately $4.4 million in the aggregate upon the Company's completion of an initial business combination. The Deferred Underwriting Fees will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial business combination. With respect to the Affiliated Units, the underwriters received $0.10 per Unit paid upon the closing of the Initial Public Offering, and $0.175 per unit in the deferred underwriting commissions placed in the Trust Account.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company's financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.